Operating Segment and Geographical Information (Details) - HKD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 780,263	$ 793,599
Total liabilities	10,933	11,975
PRC [Member]
Segment Reporting Information [Line Items]
Total assets	286,729	189,055
Total liabilities	7,263	143
Hong Kong [Member]
Segment Reporting Information [Line Items]
Total assets	489,450	600,460
Total liabilities	3,670	11,832
The United States [Member]
Segment Reporting Information [Line Items]
Total assets	$ 3,646	$ 3,646